Organization, Consolidation and Presentation of Financial Statements	12 Months Ended
Sep. 30, 2011
Organization, Consolidation and Presentation of Financial Statements
Nature of Operations [Text Block]

NOTE 1 – NATURE OF OPERATIONS AND BASIS OF PRESENTATION

Hazlo! Tehcnologies, Inc. (“Company”) was incorporated on August 19, 2010 in the State of Nevada. Our founding partners are Michael A. Klinicki, Director, and Alejandra J. De La Torre, Director and President.

Nature Of Operations

Our business plan is to modify and translate software and web applications originally written in English into Spanish and to focus on the needs of the Arizona business community to better serve the Spanish-speaking population. We hope to generate revenues through the sale of fixed-cost service contracts as well as term-based maintenance contracts with various businesses. We plan to market our services through advertising, trade shows, customer outreach campaigns and referrals.

The Company has not earned revenue from planned principal operations since inception (August 19, 2010). Accordingly, the Company's activities have been accounted for as those of a development stage enterprise as set forth in Accounting Codification Standard ('ASC') Topic 915 ('ASC 915'), Development Stage Entities. Among the disclosures required by ASC 915 are that the Company's financial statements be identified as those of a development stage company, and that the statements of operations, stockholders' equity (deficit) and cash flows disclose activity since the date of the Company's inception..